Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Integrated Global Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,254
T. Rowe Price Integrated Global Equity Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	1,057
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,511
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,205
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,433
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,114
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	879
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,663
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class.
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,306